CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 10,327	$ 18,374
Prepaid expenses	1,294	1,170
Other current assets	6	81
Total current assets	11,627	19,625
Property and equipment, net of accumulated depreciation of $2,075 and $1,983	51	160
Unproved oil and gas properties excluded from amortization (Full-Cost Method)		14,311
Total property and equipment and unproved oil and gas properties, net	51	14,471
Total assets	11,678	34,096
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities - Accounts payable and accrued expenses	1,743	1,668
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, $0.001 par value; 20,000,000 authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 87,000,000 shares authorized; 21,840,146 and 21,046,591 shares issued and outstanding as of March 31, 2017 and June 30, 2016, respectively	169	169
Additional paid-in capital	317,757	317,404
Accumulated deficit	(307,991)	(285,145)
Total shareholders' equity	9,935	32,428
Total liabilities and shareholders' equity	$ 11,678	$ 34,096